Schedule of currency exchange rate sensitivity analysis (Details) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 SEK (kr)	Jun. 30, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Other comprehensive income/(loss) for the year, net of tax, attributable to owners of the parent	kr (19,303)	kr 60,501	$ 38,615	kr 64,004	kr 716	€ 20,806	$ 55,618	kr (30,720)	kr 1,858	€ 1,141
Effect on equity				(49,845)				(36,478)
Others [member]
IfrsStatementLineItems [Line Items]
Other comprehensive income/(loss) for the year, net of tax, attributable to owners of the parent				2,221				320
Effect on equity				(622)				(741)
USD [member]
IfrsStatementLineItems [Line Items]
Effect on equity				(48,356)				(27,306)
EUR [member]
IfrsStatementLineItems [Line Items]
Effect on equity				(679)				(5,738)
NOK [member]
IfrsStatementLineItems [Line Items]
Effect on equity				kr (188)				kr (2,693)